Shares - Dividends (Details) $ in Thousands	3 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($)	Sep. 30, 2021 $ / shares	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 $ / shares	Jun. 30, 2021 CAD ($)	Mar. 31, 2021 $ / shares	Mar. 31, 2021 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CAD ($)	Sep. 30, 2020 $ / shares	Sep. 30, 2020 CAD ($)	Jun. 30, 2020 $ / shares	Jun. 30, 2020 CAD ($)	Mar. 31, 2020 $ / shares	Mar. 31, 2020 CAD ($)
Equity [Abstract]
Per share | $ / shares	$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04		$ 0.04
Total paid or payable | $		$ 1,137		$ 1,137		$ 1,123		$ 1,123		$ 1,040		$ 1,156		$ 1,162		$ 1,023